Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

April 10, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Edward P. Bartz

Re:	CPG Carlyle Commitments Fund, LLC (File No. 811-22763)

Dear Mr. Bartz:

On behalf of CPG Carlyle Commitments Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission is Amendment No. 8 ("Amendment No. 8") to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended.

Amendment No. 8 is being filed to update financial and certain other information and disclosure set forth in the Fund's Confidential Memorandum (the "Memorandum"). Specifically, the Memorandum has been revised to:

•	implement revisions requested by the staff of the Securities and Exchange Commission on Amendment No. 7 to the Fund's Registration Statement and which the Fund represented it would make in its next update to the Memorandum;

•	update the performance exhibit;

•	update disclosure regarding The Carlyle Group L.P. and Central Park Advisers, LLC (the "Adviser");

•	update disclosure regarding co-investments and direct investments, the structure of certain secondary investments and valuation; and

•	update tax disclosure to reflect recent tax law changes.

Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Stuart H. Coleman
Lisa P. Goldstein

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